Income tax - Reconciliation between expense of income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Tax benefit calculated at statutory tax rates	$ (53,491)	$ (3,488)	$ (3,291)
Effect of differences between statutory tax rates and foreign effective tax rates	7,759	1,746	4,513
Non-taxable other income	(249)	(348)	(627)
Non-deductible expenses	29,167	4,783	3,202
Valuation allowance	5,028	44	(1,558)
Outside basis difference	783	(186)	(400)
Additional deduction of research and development expenses	(465)	(125)	(270)
Others	286	114	64
Income tax expense	$ (11,182)	$ 2,540	$ 1,633